Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss) for the year	$ 428,417	$ 281,924	$ 224,520
Items of other comprehensive income that will not be reclassified to profit for the year, before taxes
Other comprehensive income, before taxes, gains (losses) from new measurements of defined benefit plans	(1,392)	(3,397)	(221)
Total other comprehensive income that will not be reclassified to profit for the year, before taxes	(1,392)	(3,397)	(221)
Foreign currency exchange difference
Foreign currency exchange gains I(losses) before taxes	(5,446)	(2,252)	(6,499)
Other comprehensive income before taxes	(5,446)	(2,252)	(6,499)
Cash flow hedges on defined benefit plans
Gains (losses) from cash flow hedges	2,184	2,233	87
Other comprehensive income before taxes	2,184	2,233	87
Financial assets measured at fair value with changes in other comprehensive income
Gains (losses) in financial assets measured at fair value through other comprehensive income	(26)	4,813	0
Other comprehensive income, before taxes, financial assets measured at fair value	(26)	4,813	0
Total other comprehensive income that will be reclassified to profit for the year	(3,288)	4,794	(6,412)
Other items of other comprehensive income before taxes	(4,680)	1,397	(6,633)
Income taxes related to items of other comprehensive income that will not be reclassified to profit for the year
Income tax related to investments in equity instruments of other comprehensive income	(550)	(1,300)	0
Income taxes related to new measurements of defined benefit plans in other comprehensive income	282	921	(309)
Accumulated income taxes related to items of other comprehensive income that will not be reclassified to profit for the year	(268)	(379)	(309)
Income taxes related to items of other comprehensive income that will be reclassified to profit for the year
Income taxes related to cash flow hedges in other comprehensive income	0	(470)	95
Accumulated income taxes related to items of other comprehensive income that will be reclassified to profit for the year	0	(470)	95
Total other comprehensive income	(4,948)	548	(6,847)
Total comprehensive income	423,469	282,472	217,673
Comprehensive income attributable to
Owners of the Parent	422,736	278,831	213,721
Non-controlling interests	733	3,641	3,952
Total comprehensive income	$ 423,469	$ 282,472	$ 217,673